Note 18 - Non-Cash Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Schedule of Other Significant Noncash Transactions [Table Text Block]
	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Considerations payable in connection with acquisition of additional interests in subsidiaries	—	4,685	34,310
Considerations payable in connection with other investment	3,720	—	—
Subscription receivables from employee companies (Note 2(m) & Note 12)	—	257,491	—